Pension Plans - Additional Information (Detail) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Average compensation with accrued benefits vesting period	5 years
Contribution to retirement plans in the next fiscal year	$ 52.8
Matching contribution charged to income	18.7	$ 17.4	$ 16.3
Estimated benefits payable in the first year	54.0
Estimated benefits payable in the second year	58.4
Estimated benefits payable in the third year	56.2
Estimated benefits payable in the fourth year	59.1
Estimated benefits payable in the fifth year	60.4
Estimated benefits payable in the years thereafter	318.0
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	1.3
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	$ 8.1